Leases payable and related obligations	12 Months Ended
Jun. 30, 2022
Financial Lease Assets Table Abstract
Leases payable and related obligations

15. Leases payable and related obligations

	2022	2021
Current
Leases - IFRS 16	18,581	30,545
	18,581	30,545
Non-current
Costs with restoring of sugarcane fields – Parceria IV	111,717	97,223
Leases - IFRS 16	118,853	71,227
	230,57	168,450

	249,151	198,995

Changes in financial leases during the year ended June 30, 2022 and 2021 are as follows:

	2021	Exchange variation	Adjustment	Payments	New contracts	2022
Costs with restoring of sugarcane fields – Parceria IV	97,223	-	14,494	-	-	111,717
Leases – IFRS 16	101,772	658	1,777	(30,720)	63,947	137,434
	198,995	658	16,271	(30,720)	63,947	249,151

	2020	Exchange variation	Adjustment	Payments	New contracts	2021
Financial lease sugarcane fields – Parceria III	287	-	-	(287)	-	-
Costs with restoring of sugarcane fields – Parceria IV	34,011	-	63,212	-	-	97,223
Leases – IFRS 16	118,065	(44)	9,438	(30,762)	5,075	101,772
	152,363	(44)	72,650	(31,049)	5,075	198,995

As of June 30, 2022, the Company’s main lease contracts relate to agricultural partnership and land lease operations, as well as other less relevant contracts that involve leases of machinery, vehicles and properties.

The Company has an agricultural partnership agreement for the planting of sugarcane (Parceria IV) covering 15,000 arable hectares, which establishes an obligation of recovering the sugarcane field upon delivery of the agreement. The term of the agreement is 15 years, with delivery estimated for 2032, and may be extended for the same period.

Changes in lease liabilities occur upon effective payment of the lease as well as periodic restatement by variation in the soybean or sugarcane price and adjustment to present value. The impacts from adjustment to present value are recognized under financial income (loss), net in the income statement.

As of June 30, 2022, the Company and its subsidiaries held the following lease agreements with third parties:

Description	Location	Currency	Lease liabilities
Parceria II	Ribeiro Gonçalves - PI	R$	7,524
Parceria III	Alto Taquari - MT	R$	21,955
Parceria IV – Arrendamento canavial	São Raimundo de Mangabeira	R$	111,717
Parceria V	São Félix do Xingu - MT	R$	14,116
Parceria VII	Baixa Grande do Ribeiro - PI	R$	25,846
Parceria VIII	Santa Cruz – Bolivia	R$	9,723
Parceria IX	São José do Xingu - MT	R$	49,777
Vehicle lease	N.A.	R$	2,182
Services with identified assets	N.A.	R$	1,976
Land - Other	N.A.	R$	4,137
Lease of vehicles and office in Paraguay	Asunción - Paraguay	R$	198
		R$	249,151

The above lease liabilities are discounted to present value using an incremental borrowing rate that ranges from 6.56% to 16.52%.

The lease agreements with third parties of the Company are indexed to the price of the soybean bag in the region where each unit is located, except for Parceria III and Headquarters, where the price is determined via Consecana (Council of Sugarcane, Sugar and Ethanol Producers) and fixed payments, respectively. For the cases where payments are indexed to the soybean bag, future minimum payments are estimated in number of soybean bags and translated into local currency using the soybean price of each region, on the base date of first-time adoption of IFRS 16 and adjusted to the current price at time of payment. Meanwhile, payments indexed to Consecana are determined in tons of sugarcane and translated into local currency based on the Consecana price in effect at the time.

With regard to the lease agreements of third parties:

(i)	they contain no contingent payment clause;

(ii)	the lease agreements of Parceria II, V and Araucária are, for the most part, indexed to the variation in the soybean bag price, and, in the case of Parceria II, there is a clause for adjustment of payment for yield bonus;

(iii)	there are no restrictions imposed, such as those related to dividends and interest on equity, additional debt or any other that requires additional disclosure.

The future minimum lease payments of the aforementioned leases are detailed below:

1 year	18,581
2 years	41,496
3 years	38,439
4 years	37,371
5 years	26,419
Above 5 years	86,845
249,151

Significant non cash transaction

For the year ended June 30, 2022, the Company recorded lease liabilities in the amount of R$63,947 million (R$5,075 million for the year ended June 30, 2021) related to additions of right-of-use assets of contracts of agricultural partnership and vehicles.